Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Opening net book value	$ 1,207,357	$ 1,726,150
Foreign exchange	(49,954)	27,208
Depreciation	(472,685)	(546,001)
Closing net book value	684,718	1,207,357
Cost			$ 2,729,606	$ 2,729,606
Accumulated depreciation			(2,044,888)	(1,522,249)
Net book value	684,718	1,207,357	684,718	1,207,357
Furniture and fittings
Property and equipment
Opening net book value	96,565	134,883
Depreciation	(38,318)	(38,318)
Closing net book value	58,247	96,565
Cost			235,169	235,169
Accumulated depreciation			(176,922)	(138,604)
Net book value	58,247	96,565	58,247	96,565
Research and manufacturing equipment
Property and equipment
Opening net book value	571,242	947,588
Foreign exchange	(49,954)	27,208
Depreciation	(362,041)	(403,554)
Closing net book value	159,247	571,242
Cost			1,386,692	1,386,692
Accumulated depreciation			(1,227,445)	(815,450)
Net book value	159,247	571,242	159,247	571,242
Leasehold improvements
Property and equipment
Opening net book value	536,507	605,789
Depreciation	(69,283)	(69,282)
Closing net book value	467,224	536,507
Cost			718,742	718,742
Accumulated depreciation			(251,518)	(182,235)
Net book value	467,224	536,507	467,224	536,507
Computer equipment
Property and equipment
Opening net book value	3,043	37,890
Depreciation	(3,043)	(34,847)
Closing net book value		3,043
Cost			212,541	212,541
Accumulated depreciation			(212,541)	(209,498)
Net book value	$ 3,043	$ 3,043		3,043
Computer software
Property and equipment
Cost			176,462	176,462
Accumulated depreciation			$ (176,462)	$ (176,462)